Financial Risk Management - Concentration of insurance risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management.
Insurance	$ 26,934.8	$ 24,703.5
Reinsurance	$ (4,977.4)	(4,509.2)
Reserving risk
Asbestos and environmental claims, maximum settlement period (in years)	40 years
Catastrophe risk
Normalized Net Earnings, Percent Return On Common Shareholders' Equity Adjusted To Pre-Tax Basis	15.00%
Canada
Financial Risk Management.
Insurance	$ 2,772.7	2,644.2
United States
Financial Risk Management.
Insurance	16,922.7	15,931.2
Asia
Financial Risk Management.
Insurance	1,958.6	1,586.5
International
Financial Risk Management.
Insurance	5,280.8	4,541.6
Property
Financial Risk Management.
Insurance	9,743.2	8,486.5
Casualty
Financial Risk Management.
Insurance	14,948.4	14,256.4
Specialty
Financial Risk Management.
Insurance	2,243.2	1,960.6
Insurance risk
Financial Risk Management.
Insurance	26,934.8	24,703.5
Reinsurance	(4,977.4)	(4,509.2)
Net insurance revenue	21,957.4	20,194.3
Insurance risk | Canada
Financial Risk Management.
Insurance	2,772.7	2,644.4
Reinsurance	(286.1)	(276.9)
Net insurance revenue	2,486.6	2,367.5
Insurance risk | United States
Financial Risk Management.
Insurance	16,922.7	15,930.8
Reinsurance	(3,004.3)	(2,818.7)
Net insurance revenue	13,918.4	13,112.1
Insurance risk | Asia
Financial Risk Management.
Insurance	1,958.6	1,586.6
Reinsurance	(433.8)	(298.6)
Net insurance revenue	1,524.8	1,288.0
Insurance risk | International
Financial Risk Management.
Insurance	5,280.8	4,541.7
Reinsurance	(1,253.2)	(1,115.0)
Net insurance revenue	4,027.6	3,426.7
Insurance risk | Property
Financial Risk Management.
Net insurance revenue	7,798.8	6,752.2
Insurance risk | Property | Canada
Financial Risk Management.
Net insurance revenue	1,268.1	1,156.2
Insurance risk | Property | United States
Financial Risk Management.
Net insurance revenue	4,021.1	3,527.0
Insurance risk | Property | Asia
Financial Risk Management.
Net insurance revenue	735.0	597.4
Insurance risk | Property | International
Financial Risk Management.
Net insurance revenue	1,774.6	1,471.6
Insurance risk | Casualty
Financial Risk Management.
Net insurance revenue	12,411.7	11,919.4
Insurance risk | Casualty | Canada
Financial Risk Management.
Net insurance revenue	1,124.4	1,105.1
Insurance risk | Casualty | United States
Financial Risk Management.
Net insurance revenue	9,188.7	8,975.3
Insurance risk | Casualty | Asia
Financial Risk Management.
Net insurance revenue	556.0	482.8
Insurance risk | Casualty | International
Financial Risk Management.
Net insurance revenue	1,542.6	1,356.2
Insurance risk | Specialty
Financial Risk Management.
Net insurance revenue	1,746.9	1,522.7
Insurance risk | Specialty | Canada
Financial Risk Management.
Net insurance revenue	94.1	106.2
Insurance risk | Specialty | United States
Financial Risk Management.
Net insurance revenue	708.6	609.8
Insurance risk | Specialty | Asia
Financial Risk Management.
Net insurance revenue	233.8	207.8
Insurance risk | Specialty | International
Financial Risk Management.
Net insurance revenue	$ 710.4	$ 598.9